Real Estate and Real Estate-Related Intangibles (Acquisitions) (Details) $ in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($) ft² parking_space	Jun. 28, 2017 USD ($) ft² parking_space apartment	Oct. 31, 2017 USD ($) apartment	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) business
Business Acquisition [Line Items]
Total consideration		$ 142.0
Revenue since acquisition				$ 16.1
Net income since acquisition				$ 8.5
Number of businesses acquired | business					2
6200 Hollywood Blvd.
Business Acquisition [Line Items]
Land subject to ground leases | ft²		143,151
Number of units | apartment		507
Net rentable retail space | ft²		56,100
Number of underground parking spaces | parking_space		1,237
Remaining lease term		87 years
6201 Hollywood Blvd.
Business Acquisition [Line Items]
Land subject to ground leases | ft²		183,802
Number of units | apartment		535
Net rentable retail space | ft²		71,200
Number of underground parking spaces | parking_space		1,300
Remaining lease term		87 years
3333 LifeHope
Business Acquisition [Line Items]
Payments to acquire productive assets	$ 16.0
Ground leases term	99 years
Annual base rent, subject to annual percentage increases	$ 0.9
Annual percent rent increase	2.00%
Number of parking spaces to be constructed | parking_space	185
Future construction funding, percent authorized	30.00%
Additional construction, number of square feet | ft²	160,000
Additional construction funding commitment					$ 24.0
Additional construction, funding commitment, term					1 year
3333 LifeHope | Real Estate, Net
Business Acquisition [Line Items]
Payments to acquire productive assets	$ 6.3
3333 LifeHope | Real Estate Related Intangible Assets, Net
Business Acquisition [Line Items]
Payments to acquire productive assets	$ 9.7
iStar Inc. | Great Oaks
Business Acquisition [Line Items]
Number of units | apartment			301
Payments to acquire productive assets			$ 34.0
Additional construction funding commitment			$ 80.5